Financial instruments - fair values and risk management - Credit risk (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) debtor	Dec. 31, 2025 USD ($) debtor
Trade and other receivables | Accumulated impairment
Maximum exposure to credit risk
Financial assets	$ 1,455,000	$ 1,462,000
Trade and other receivables | Credit risk | Accumulated impairment
Maximum exposure to credit risk
Financial assets	$ (1,455,000)
Trade and other receivables | Credit risk | Customer concentration risk | Largest debtor
Maximum exposure to credit risk
Risk concentration	25.00%	25.00%
Trade and other receivables | Credit risk | Customer concentration risk | 3 largest debtors
Maximum exposure to credit risk
Risk concentration	55.00%	57.00%
Number of largest debtors | debtor	3	3
Loans receivables
Maximum exposure to credit risk
Maximum exposure to credit risk	$ 510,000	$ 1,490,000
Loans receivables | Credit risk | Accumulated impairment
Maximum exposure to credit risk
Financial assets	(35,776,000)	(35,776,000)
Trade receivables
Maximum exposure to credit risk
Maximum exposure to credit risk	30,226,000	31,743,000
Trade receivables | Accumulated impairment
Maximum exposure to credit risk
Financial assets	1,462,000
Trade receivables | Credit risk | Accumulated impairment
Maximum exposure to credit risk
Financial assets	(1,455,000)	(1,462,000)
Cash
Maximum exposure to credit risk
Maximum exposure to credit risk	78,242,000	62,908,000
Other investments - current
Maximum exposure to credit risk
Maximum exposure to credit risk	43,249,000	45,408,000
Other investments - non-current
Maximum exposure to credit risk
Maximum exposure to credit risk	$ 19,013,000	$ 16,415,000